Income Taxes (Details)	12 Months Ended
Dec. 31, 2016
Himax Taiwan [Member] | Investment One [Member]
Domestic Income Tax Expenses [Line Items]
Tax Exemption Period	January 1, 2014-December 31, 2018
Himax Taiwan [Member] | Investment Two [Member]
Domestic Income Tax Expenses [Line Items]
Tax Exemption Period	January 1, 2014-December 31, 2018
Himax Semiconductor [Memer] | Investment One [Member]
Domestic Income Tax Expenses [Line Items]
Tax Exemption Period	January 1, 2014-December 31, 2018